Fair value of assets and liabilities - Asset of financial guarantee derivative movements (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Fair value of assets and liabilities
Balance at the beginning	¥ 11,816,799
Balance at the beginning	565,953,269
Change in fair value of financial guarantee derivative	(137,654,096)	$ (19,957,968)	¥ 170,338,993	¥ 163,670,115
Balance at the end			11,816,799
Balance at the end	107,890,394	15,642,637	565,953,269
Financial guarantee derivative
Fair value of assets and liabilities
Balance at the beginning	565,953,269
Balance at the end	11,816,799	0
Balance at the end	107,890,394	15,642,637	565,953,269
Potential maximum undiscounted amount payable (Remaining estimated payment to financial institutional cooperators based on the pre-agreed Cap at December 31, 2020)	94,183,515		1,285,566,707		$ 13,655,326
Guarantee assets | Financial guarantee derivative
Fair value of assets and liabilities
Balance at the beginning	565,953,269		(171,328,829)
Balance at the beginning	(11,816,799)	(1,713,275)
Estimated payment to financial institutional cooperators based on the pre-agreed Cap(1)			1,927,017,013
Less: Initially estimated net guarantee service fee to be collected			1,827,304,009
Add : Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans	(15,743,564)	(2,282,602)	(56,770,655)
Change in fair value of financial guarantee derivative	(15,743,564)	(2,282,602)	156,483,659
Add: Guarantee service fee received from borrowers	110,656,100	16,043,626	1,985,273,759
Less: Compensation paid/payable to financial institutional cooperators	83,095,737	$ 12,047,749	1,404,475,320
Balance at the end			565,953,269	(171,328,829)
Balance at the end			(11,816,799)
Potential maximum undiscounted amount payable (Remaining estimated payment to financial institutional cooperators based on the pre-agreed Cap at December 31, 2020)			1,192,450,091
Changes in fair value related to balance outstanding			110,763,906
Guarantee assets | Loans Facilitated In 2020
Fair value of assets and liabilities
Balance at the beginning	0		(171,328,829)
Estimated payment to financial institutional cooperators based on the pre-agreed Cap(1)			0
Less: Initially estimated net guarantee service fee to be collected			0
Add : Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans			(3,790,670)
Change in fair value of financial guarantee derivative			3,790,670
Add: Guarantee service fee received from borrowers			837,446,557
Less: Compensation paid/payable to financial institutional cooperators			669,908,398
Balance at the end			0	¥ (171,328,829)
Potential maximum undiscounted amount payable (Remaining estimated payment to financial institutional cooperators based on the pre-agreed Cap at December 31, 2020)			0
Changes in fair value related to balance outstanding			0
Guarantee assets | Loans Facilitated In 2021
Fair value of assets and liabilities
Balance at the beginning	565,953,269
Balance at the beginning	(11,816,799)
Estimated payment to financial institutional cooperators based on the pre-agreed Cap(1)			1,927,017,013
Less: Initially estimated net guarantee service fee to be collected			1,827,304,009
Add : Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans	(15,743,564)		(52,979,985)
Change in fair value of financial guarantee derivative	(15,743,564)		152,692,989
Add: Guarantee service fee received from borrowers	110,656,100		1,147,827,202
Less: Compensation paid/payable to financial institutional cooperators	¥ 83,095,737		734,566,922
Balance at the end			565,953,269
Balance at the end			(11,816,799)
Potential maximum undiscounted amount payable (Remaining estimated payment to financial institutional cooperators based on the pre-agreed Cap at December 31, 2020)			1,192,450,091
Changes in fair value related to balance outstanding			¥ 110,763,906
Minimum [Member] | Default rates | Level 3 | Financial guarantee derivative
Fair value of assets and liabilities
Financial guarantee derivative input	5.19		3.43		5.19
Maximum [Member] | Default rates | Level 3 | Financial guarantee derivative
Fair value of assets and liabilities
Financial guarantee derivative input	10.48		13.29		10.48